Right-of-use assets and lease liabilities (Details) - Schedule of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Lease Liabilities Abstract
As of January 1
Additions	594,436
Interest expenses	3,000
Repayment of lease liability	(21,700)
As of December 31	575,736
thereof non-current	461,485
thereof current	$ 114,251